Segment information - Summary (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)
Segment information
Number of reportable segments | segment	4	3
Number of operating segments | segment	4	4
Net sales	€ 22,202	€ 21,852	€ 23,315
Operating (loss)/profit	2,158	885	485
Share of results of associated companies and joint ventures	9	22	12
Financial income and expenses	(241)	(164)	(341)
Profit before tax	1,926	743	156
Depreciation and amortization	(1,095)	(1,132)	(1,660)
Group Common and Other
Segment information
Net sales	240	250	317
Operating (loss)/profit	(125)	(251)	(279)
Share of results of associated companies and joint ventures		(5)
Depreciation and amortization	(30)	(25)	(280)
Operating segments
Segment information
Operating (loss)/profit	2,775	2,081	2,003
Operating segments | Mobile Networks
Segment information
Net sales	9,711	10,394	11,325
Operating (loss)/profit	765	819	384
Share of results of associated companies and joint ventures	6	22	9
Depreciation and amortization	(338)	(347)	(228)
Operating segments | Network Infrastructure
Segment information
Net sales	7,673	6,735	6,902
Operating (loss)/profit	784	457	562
Share of results of associated companies and joint ventures	(1)	(1)	(1)
Depreciation and amortization	(208)	(200)	(129)
Operating segments | IP Networks
Segment information
Net sales	2,679	2,585	2,700
Operating segments | Optical Networks
Segment information
Net sales	1,708	1,695	1,752
Operating segments | Fixed Networks
Segment information
Net sales	2,358	1,759	1,881
Operating segments | Submarine Networks
Segment information
Net sales	929	697	570
Operating segments | Cloud and Network Services
Segment information
Net sales	3,088	3,086	3,327
Operating (loss)/profit	166	(67)	136
Share of results of associated companies and joint ventures	6	5	4
Depreciation and amortization	(95)	(114)	(66)
Operating segments | Nokia Technologies
Segment information
Net sales	1,490	1,389	1,473
Operating (loss)/profit	1,185	1,123	1,200
Share of results of associated companies and joint ventures	(2)	1
Depreciation and amortization	(33)	(39)	(33)
Eliminations
Segment information
Net sales		(2)	(29)
Operating (loss)/profit	(617)	(1,196)	(1,518)
Depreciation and amortization	391	407	924
Eliminations | Mobile Networks
Segment information
Net sales	6	4	2
Eliminations | Network Infrastructure
Segment information
Net sales	1	1	1
Eliminations | Cloud and Network Services
Segment information
Net sales	1	1
Eliminations | Nokia Technologies
Segment information
Net sales	12	13	14
Eliminations | Group Common and Other
Segment information
Net sales	17	19	54
Eliminations | Other segments
Segment information
Net sales	€ (37)	€ (38)	€ (71)